Cover Page	Oct. 17, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 17, 2025
Entity Registrant Name	SOLVENTUM CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41968
Entity Tax Identification Number	92-2008841
Entity Address, Address Line Two	2510 Conway Avenue East
Entity Address, Address Line One	3M Center, Building 275-6W
Entity Address, City or Town	Maplewood
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55144
City Area Code	651
Local Phone Number	733-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	SOLV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001964738